Bitwise Bitcoin Strategy Optimum Roll ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
.
Principal Value
U.S. Treasury Bills – 23.0%
U.S. Treasury Bill, 5.29%, 11/7/2023
(a)
(Cost $397,824) ............................................................. $ 400,000 $ 397,891
Shares
Money Market Funds – 23.7%
DWS Government Money Market Series Institutional, 5.28%
(b)
(Cost $410,562) ............................................................. 410,562 410,562
Total Investments – 46.7%
(Cost $808,386) ............................................................................. $ 808,453
Other Assets in Excess of Liabilities – 53.3% ........................................................ 921,554
Net Assets – 100.0% .......................................................................... $ 1,730,007
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2023.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Bitcoin Futures .............................. 12 $ 1,626,000 10/27/23 $ 9,308
CME Micro Bitcoin Futures ......................... 37 100,270 10/27/23 446
Total net unrealized appreciation $ 9,754
†
Cash in the amount of $335,215 has been pledged as collateral for open futures contracts as of September 30, 2023.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 23.0%
Money Market Funds ............................................................................. 23.7%
Total Investments ................................................................................ 46.7%
Other Assets in Excess of Liabilities .................................................................. 53.3%
Net Assets ..................................................................................... 100.0%